Other Investments (Tables)	12 Months Ended
Dec. 31, 2016
Other Investments
Schedule of other investments

	As of December 31,
	2015	2016
	RMB	RMB
Cost-method investments:
WangZhi Technology Limited.	161,417	172,860
Qima Holdings Limited.	69,960	74,920
BabySpace Corporation	64,778	69,370
Hifashion Group Inc.	64,778	69,370
Others (Note)	170,168	227,205

Total investment costs:	531,101	613,725
Less: Accumulated impairment	(41,239)	(110,608)

Total	489,862	503,117

Note:

Other investments comprise of a number of investments in private companies which the Group owes equity interest of less than 20%, including certain E-commence companies and PRC registered companies that provide technology services.